Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2013	$ 4,746	$ 18,370	$ 39,118	$ (1,659)	$ (10,591)	$ 49,984
Beginning balance, shares at Dec. 31, 2013	4,196,266
Net income			4,216			4,216
Other comprehensive income (loss)				(538)		(538)
Cash dividends			(3,690)			(3,690)
Stock-based compensation activity		47				47
Purchase of treasury stock, at cost					$ (222)
Purchase of treasury stock, shares					(12,322)
Stock issued for stock option and stock plans		(8)			$ 67	$ 59
Stock issued for stock option and stock purchase plans, shares	3,497					3,497
Ending balance at Dec. 31, 2014	$ 4,746	18,409	39,644	(2,197)	(10,746)	$ 49,856
Ending balance, shares at Dec. 31, 2014	4,187,441
Net income			3,058			3,058
Other comprehensive income (loss)				(6)		(6)
Cash dividends			(3,687)			(3,687)
Stock-based compensation activity		57				57
Purchase of treasury stock, at cost					$ (63)
Purchase of treasury stock, shares					(3,504)
Stock issued for stock option and stock plans		(12)			$ 122	$ 110
Stock issued for stock option and stock purchase plans, shares	6,334					3,242
Common stock issued to FNBPA stockholders	$ 52	(102)			10,687	$ 10,637
Common stock issued to FNBPA stockholders, shares	607,815
Ending balance at Dec. 31, 2015	$ 4,798	18,352	39,015	(2,203)		$ 59,962
Ending balance, shares at Dec. 31, 2015	4,798,086					4,798,086
Net income			5,156			$ 5,156
Other comprehensive income (loss)				(1,006)		(1,006)
Cash dividends			(4,226)			(4,226)
Stock-based compensation activity		67				67
Purchase of treasury stock, at cost					$ (927)
Purchase of treasury stock, shares					(49,370)
Stock issued for stock option and stock plans	$ 7	57				$ 64
Stock issued for stock option and stock purchase plans, shares	6,914					3,764
Ending balance at Dec. 31, 2016	$ 4,805	$ 18,476	$ 39,945	$ (3,209)	$ (927)	$ 59,090
Ending balance, shares at Dec. 31, 2016	4,755,630					4,755,630